Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	51JOB, INC.
Entity Central Index Key	0001295484
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	56,981,341
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY		Dec. 31, 2011 US$ USD ($)
Revenues:
Online recruitment services	803,004		543,045		332,987		$ 127,585
Print advertising	208,365		277,645		279,467		33,106
Other human resource related revenues	358,730		269,305		204,666		56,996
Total revenues	1,370,099		1,089,995		817,120		217,687
Less: Business and related taxes	(70,421)		(57,776)		(43,173)		(11,189)
Net revenues	1,299,678		1,032,219		773,947		206,498
Cost of services	(370,661)		(345,865)		(305,722)		(58,892)
Gross profit	929,017		686,354		468,225		147,606
Operating expenses:
Sales and marketing	(329,466)		(277,543)		(214,400)		(52,347)
General and administrative	(158,355)		(136,647)		(133,511)		(25,160)
Total operating expenses	(487,821)		(414,190)		(347,911)		(77,507)
Income from operations	441,196		272,164		120,314		70,099
Loss from foreign currency translation	(9,363)		(6,848)		(234)		(1,488)
Loss from impairment of long-term investments	(15,081)		0		0		(2,396)
Interest and investment income	42,033		18,713		15,083		6,678
Other income	8,779		7,713		9,554		1,395
Income before income tax expense	467,564		291,742		144,717		74,288
Income tax expense	(81,056)		(57,081)		(32,205)		(12,878)
Net income	386,508		234,661		112,512		61,410
Other comprehensive income:
Currency translation adjustments	325		246		13		52
Comprehensive income	386,833		234,907		112,525		$ 61,462
Earnings per share:
- Basic (per share)	6.81		4.23		2.03		$ 1.08
- Diluted (per share)	6.54		4.13		2.02		$ 1.04
Earnings per ADS:
- Basic (per share)	13.62	[1]	8.46	[1]	4.05	[1]	$ 2.16	[1]
- Diluted (per share)	13.09	[1]	8.26	[1]	4.03	[1]	$ 2.08	[1]
Weighted average number of shares outstanding:
- Basic (in shares)	56,754,240		55,485,256		55,559,252		56,754,240
- Diluted (in shares)	59,067,424		56,814,503		55,768,866		59,067,424

[1]	Each ADS represents two common shares.

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Included in cost of services CNY	Dec. 31, 2010 Included in cost of services CNY	Dec. 31, 2009 Included in cost of services CNY	Dec. 31, 2011 Sales and marketing CNY	Dec. 31, 2010 Sales and marketing CNY	Dec. 31, 2009 Sales and marketing CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2010 General and administrative CNY	Dec. 31, 2009 General and administrative CNY	Dec. 31, 2011 US$ Included in cost of services USD ($)	Dec. 31, 2011 US$ Sales and marketing USD ($)	Dec. 31, 2011 US$ General and administrative USD ($)
Share-based compensation:
Share-based compensation	(6,084)	(4,082)	(4,360)	(5,230)	(3,509)	(3,748)	(26,660)	(16,371)	(18,912)	$ (967)	$ (831)	$ (4,236)

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 US$ USD ($)
Current assets:
Cash	783,699	1,192,888	$ 124,517
Restricted cash	4,263	44,888	677
Short-term investments	1,270,343	406,943	201,837
Accounts receivable (net of allowance for doubtful accounts of RMB1,965 and RMB2,022 as of December 31, 2010 and 2011, respectively)	43,708	33,386	6,945
Prepayments and other current assets	199,836	75,256	31,751
Deferred tax assets, current	11,042	6,749	1,754
Total current assets	2,312,891	1,760,110	367,481
Long-term investments	0	15,433	0
Property and equipment, net	192,120	202,699	30,525
Intangible assets, net	4,290	4,805	682
Other long-term assets	48,649	4,853	7,729
Deferred tax assets, non-current	86	110	14
Total non-current assets	245,145	227,900	38,950
Total assets	2,558,036	1,988,010	406,431
Current liabilities:
Accounts payable	20,326	15,551	3,229
Salary and employee related accrual	44,287	39,543	7,037
Taxes payable	54,623	39,795	8,679
Advance from customers	290,460	186,191	46,149
Other payables and accruals	40,793	50,491	6,482
Total current liabilities	450,489	331,571	71,576
Deferred tax liabilities, non-current	1,972	1,583	313
Total liabilities	452,461	333,154	71,889
Commitments and contingencies
Shareholders' equity:
Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 56,473,949 and 56,981,341 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	47	47	7
Additional paid-in capital	1,061,819	997,933	168,706
Statutory reserves	7,332	6,811	1,165
Accumulated other comprehensive income	1,638	1,313	260
Retained earnings	1,034,739	648,752	164,404
Total shareholders' equity	2,105,575	1,654,856	334,542
Total liabilities and shareholders' equity	2,558,036	1,988,010	$ 406,431

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 US$ USD ($)
Account receivable, allowance for doubtful accounts (in CNY)	2,022	1,965
Common shares, par value (in dollars per share)			$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Common shares, shares issued	56,981,341	56,473,949	56,981,341
Common shares, shares outstanding	56,981,341	56,473,949	56,981,341

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total CNY	Common shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Accumulated other comprehensive income CNY	Retained earnings CNY	US$ USD ($)	US$ Common shares USD ($)	US$ Additional paid-in capital USD ($)	US$ Statutory reserves USD ($)	US$ Accumulated other comprehensive income USD ($)	US$ Retained earnings USD ($)
Balance at Dec. 31, 2008	1,226,843	47	917,352	6,947	1,054	301,443
Balance (in shares) at Dec. 31, 2008		56,378,139
Increase (Decrease) in Stockholders' Equity
Exercise of share options	5,062	0	5,062
Exercise of share options (in shares)		167,120
Share-based compensation	27,020		27,020
Repurchase and retirement of common shares	(47,311)	(1)	(47,310)
Repurchase and retirement of common shares (in shares)		(1,418,400)
Appropriation of statutory reserves				421		(421)
Currency translation adjustments	13				13
Net income	112,512					112,512
Balance at Dec. 31, 2009	1,324,139	46	902,124	7,368	1,067	413,534
Balance (in shares) at Dec. 31, 2009		55,126,859
Increase (Decrease) in Stockholders' Equity
Exercise of share options	93,148	1	93,147
Exercise of share options (in shares)		1,681,694
Share-based compensation	23,962		23,962
Repurchase and retirement of common shares	(21,300)	0	(21,300)
Repurchase and retirement of common shares (in shares)		(334,604)
Appropriation of statutory reserves				250		(250)
Reversal of statutory reserves due to closure of certain subsidiaries				(807)		807
Currency translation adjustments	246				246
Net income	234,661					234,661
Balance at Dec. 31, 2010	1,654,856	47	997,933	6,811	1,313	648,752
Balance (in shares) at Dec. 31, 2010	56,473,949	56,473,949
Increase (Decrease) in Stockholders' Equity
Exercise of share options	26,560	0	26,560
Exercise of share options (in shares)		511,392
Share-based compensation	37,974		37,974
Repurchase and retirement of common shares	(648)	0	(648)
Repurchase and retirement of common shares (in shares)		(4,000)
Appropriation of statutory reserves				521		(521)
Currency translation adjustments	325				325		52
Net income	386,508					386,508	61,410
Balance at Dec. 31, 2011	2,105,575	47	1,061,819	7,332	1,638	1,034,739	$ 334,542	$ 7	$ 168,706	$ 1,165	$ 260	$ 164,404
Balance (in shares) at Dec. 31, 2011	56,981,341	56,981,341					56,981,341	56,981,341

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 US$ USD ($)
Cash flows from operating activities:
Net income for the year	386,508	234,661	112,512	$ 61,410
Adjustments for:
Share-based compensation	37,974	23,962	27,020	6,034
Depreciation	26,389	27,326	28,877	4,193
Amortization of intangible assets	1,615	2,061	2,314	256
Allowance (Reversal of allowance) for doubtful accounts	801	(28)	1,075	127
Loss due to disposal of fixed assets	141	61	94	22
Loss from foreign currency translation	9,363	6,848	234	1,488
Loss from impairment of long-term investments	15,081	0	0	2,396
Deferred tax benefit	(3,880)	(1,020)	(2,259)	(616)
Changes in operating assets and liabilities:
Decrease (Increase) in accounts receivable	(11,123)	(15,412)	503	(1,767)
Decrease (Increase) in prepayments and other current assets	(124,580)	(35,357)	5,097	(19,794)
Increase (Decrease) in accounts payable	5,357	5,657	(817)	851
Increase in salary and employee related accrual	4,744	11,448	5,725	753
Increase in taxes payable	24,131	13,946	2,359	3,834
Increase in advance from customers	104,269	67,914	30,638	16,567
Increase in other payables and accruals	21,624	354	2,463	3,436
Decrease (Increase) in other long-term assets	(1,459)	1,787	(1,380)	(232)
Net cash provided by operating activities	496,955	344,208	214,455	78,958
Cash flows from investing activities:
Purchase of short-term investments	(863,400)	(149,633)	(241,210)	(137,180)
Purchase of property and equipment	(58,870)	(23,253)	(28,747)	(9,354)
Purchase of intangible assets	(1,100)	(1,564)	(2,947)	(175)
Net cash used in investing activities	(923,370)	(174,450)	(272,904)	(146,709)
Cash flows from financing activities:
Repurchase and retirement of common shares	(648)	(21,300)	(47,311)	(103)
Proceeds from the exercise of share options	26,560	93,148	5,062	4,220
Net cash provided by (used in) financing activities	25,912	71,848	(42,249)	4,117
Effect of foreign exchange rate changes on cash	(8,686)	(6,125)	(205)	(1,380)
Net increase (decrease) in cash	(409,189)	235,481	(100,903)	(65,014)
Cash, beginning of year	1,192,888	957,407	1,058,310	189,531
Cash, end of year	783,699	1,192,888	957,407	124,517
Cash paid during the years for:
Income taxes	71,435	49,519	34,417	11,350
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property, equipment and software	(407)	(989)	(991)	(65)
Supplemental disclosure of non-cash activities:
Restricted cash related to the exercise of share options	4,263	44,888	0	$ 677

ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.      ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of 51job, Inc. (the “Company”), its subsidiaries, which principally consist of 51net Beijing, 51net HR, 51net.com Inc. (“51net”), Qianjin Network Information Technology (Shanghai) Co., Ltd. (“Tech JV”), Shanghai Qianjin Advertising Co., Ltd. (“AdCo”), Shanghai Wang Cai Advertising Co., Ltd. (“Wang Cai AdCo”), Shanghai Wang Ju Human Resource Consulting Co., Ltd. (“Wang Ju”) and Qian Cheng Wu You Network Information Technology (Beijing) Co., Ltd. (“WFOE”), and certain variable interest entity (“VIE”) subsidiaries, which consist of Beijing Run An Information Consultancy Co., Ltd. (“Run An”), Beijing Qian Cheng Si Jin Advertising Co., Ltd. (“Qian Cheng”) and Shanghai Run An Lian Information Consultancy Co., Ltd. (“RAL”). On December 30, 2011, the Shanghai Administration for Industry and Commerce approved the closure of RAL. The Company, its subsidiaries and VIE subsidiaries are hereinafter collectively referred to as the “Group.”

The Group is an integrated human resource services provider in the People’s Republic of China (the “PRC” or “China”) and is principally engaged in recruitment related advertising services, including Internet recruitment services and the production of a city-specific publication of advertisement listings as newspaper inserts. The Group also provides other human resource related services, such as business process outsourcing, training, campus recruitment and executive search.

PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES

2.      PRINCIPAL ACCOUNTING POLICIES

(a)              Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reported years. Management’s significant estimates include those related to accounts receivable allowances, fair values of options to purchase the Company’s common shares, estimated useful lives of property and equipment and intangible assets, consolidation of variable interest entities, assessment of recoverability of long-term investments and deferred tax valuation allowance. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may materially differ from those estimates.

(b)              Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the variable interest entities of which the Company is the primary beneficiary. All significant transactions and balances between the Company, its subsidiaries and VIE subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast majority of votes at the meeting of the board of directors; or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company has adopted Accounting Standards Codification (“ASC”) 810 “Consolidation” for all periods presented. It requires VIEs to be consolidated by the primary beneficiary of the entity. An entity is considered to be a VIE if certain conditions are present, such as if the equity investors in the entity do not have the characteristics of a controlling financial interest or the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Prior to January 1, 2010, in determining whether the Company or its subsidiary is the primary beneficiary of a VIE, the Company considered whether it has the rights to a majority of the economic benefits and obligation to absorb a majority of the expected losses. Effective January 1, 2010, the Company also considered whether it has the power to direct activities that are significant to the VIE’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

As of December 31, 2010 and 2011 and for all years presented, the Company is the primary beneficiary of three VIEs, Run An, Qian Cheng and RAL, which were established in January 1997, February 1999 and April 2004, respectively. Run An and Qian Cheng were in existence prior to the establishment of the Company and are considered predecessors of the Group. The Company does not have any ownership interest in the VIE subsidiaries, but through certain arrangements as described below, the Company receives all of the economic benefits, absorbs all of the expected losses and has the power to direct activities that are significant to the VIEs. As a result of the Company’s consolidation of Run An, Qian Cheng and RAL for all periods presented, 100% of the interest of Tech JV and AdCo are included in the consolidated financial statements. The adoption of the new consolidation guidance effective January 1, 2010 did not impact the Company’s financial statements.

Run An holds a human resource service permit issued by the Beijing human resources and social security bureau which allows it to provide recruitment, training and human resource consulting services. Run An is jointly owned by David Weimin Jin and Tao Wang, two executive officers of the Company. As of December 31, 2011, the registered capital of Run An was RMB6,000 and its accumulated loss was RMB1,159.

Qian Cheng holds an advertisement license. Qian Cheng is wholly owned by Run An. As of December 31, 2011, the registered capital of Qian Cheng was RMB1,500 and its accumulated loss was RMB1,147.

On December 30, 2011, the Shanghai Administration for Industry and Commerce approved the closure of RAL. RAL was wholly owned by Run An. RAL previously held an Internet content provider license and a permit issued by the Shanghai human resources and social security bureau which allowed it to conduct human resource related services.

The Group has entered into various agreements as related to its VIE subsidiaries. The key provisions of the agreements with the Company or its subsidiaries and the VIE subsidiaries or its shareholders are as follows:

Technical and Consulting Service Agreements. WFOE has entered into technical and consulting service agreements with Run An, Qian Cheng and RAL, respectively, under which WFOE has the exclusive right, subject to certain exceptions, to provide technical services to Run An, Qian Cheng and RAL for service fees. The technical and consulting service agreements with WFOE have a term of ten years, valid to May 3, 2014 for the Qian Cheng agreement and valid to September 11, 2017 for the Run An agreement, and can only be terminated by WFOE during the term. Such term is renewable upon the expiration of the agreement. Upon the closure of RAL in December 2011, the technical and consulting service agreement between WFOE and RAL was terminated.

Pledge and Control Agreements. As security for Run An, Qian Cheng and RAL’s obligations under the technical and consulting service agreements, the shareholders of Run An, Qian Cheng and RAL have pledged all of their equity interest in Run An, Qian Cheng and RAL to WFOE. According to the pledge agreement, WFOE has the right to sell the pledged equity. Additionally, the shareholders of Run An, Qian Cheng and RAL have agreed that they will not dispose of the pledged equity or take any actions that will prejudice WFOE’s interest under the equity pledge agreements. They have further agreed that they will obtain WFOE’s consent regarding material decisions concerning the operation of Run An, Qian Cheng and RAL, including the distribution of profits, the incurrence of debt and the appointment of directors. Additionally, WFOE has the right to recommend candidates to the board for the positions of general manager and senior executives of Run An, Qian Cheng and RAL. Under such pledges, WFOE is obliged to purchase any and all of the equity interest in Run An, Qian Cheng and RAL from their shareholders, if permitted by the PRC laws. The pledges cannot be released until the discharge of all of Run An, Qian Cheng and RAL’s obligations under the respective technical and consulting service agreement. Upon the closure of RAL in December 2011, the pledge agreement between WFOE and RAL was terminated.

Management monitors the regulatory risk associated with these contractual arrangements. Jun He Law Offices, the Group’s PRC legal counsel, has advised management that these contractual arrangements are not in violation of existing PRC laws, rules and regulations in all material aspects, with exception to the effectiveness of the pledges under the equity pledge agreements, which have not yet been registered with the relevant administration of industry and commerce. Based on such advice and management’s knowledge and experience, the Group believes that its contractual arrangements with its consolidated VIEs are valid, legally binding and in compliance with current PRC laws. However, there are substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. See Note 15 for further discussion.

(c)               Foreign Currencies

The Group’s functional and reporting currency is the Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates. All such exchange gains and losses are included in the consolidated statements of operations. The exchange differences for translation of group companies’ balances where RMB is not their functional currency are included in cumulative translation adjustments, which is a separate component of shareholders’ equity in the consolidated financial statements.

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.2939 on December 30, 2011, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2011, or at any other rate.

(d)              Cash and Restricted Cash

Cash represents cash on hand and demand deposits placed with banks or other financial institutions. Restricted cash represents cash proceeds from the exercise of share options by the Company’s employees, executives and directors held in a bank account which have yet to be transmitted to them. Included in the cash and restricted cash balances as of December 31, 2010 and 2011 are amounts denominated in United States dollars totaling US$42,695 and US$24,209, respectively (equivalent to approximately RMB282,756 and RMB152,538, based on the RMB to US$ exchange rate quoted by the People’s Bank of China on December 31, 2010 and 2011, respectively). The Group receives substantially all of its revenues in RMB, which currently is neither a freely convertible currency nor can it be freely remitted out of China.

(e)               Accounts Receivable

Accounts receivable is presented net of allowance for doubtful accounts. The Company provides general and specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

(f)                 Investments

Short-term investments consist of certificates of deposit with original maturities between three months and one year.

Long-term investments consist of non-interest bearing loans provided to Area Link Co., Ltd. (“Area Link”), which is the holding company of a coupon advertising services company in China, in 2007 and 2008. Area Link is affiliated with Recruit Co., Ltd. (“Recruit”), a shareholder of the Company. See Note 11.

Investments are evaluated for impairment at the end of each period. Unrealized losses are recorded as impairment losses are recorded when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial conditions and near-term prospects of the issuers; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

The Company determined that the carrying value of the investments in Area Link was not recoverable and recognized a loss from impairment totaling RMB15,081 for the year ended December 31, 2011. No impairment losses were recorded during the years ended December 31, 2009 and 2010.

(g)              Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis to allocate the cost of the assets to their estimated residual value over the following estimated useful lives:

Estimated useful lives
Land use rights	42.25 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment*	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

* Beginning July 1, 2009, the Company reduced the useful life of certain office electronic equipment, such as computers, printers and facsimile machines, from five years to three years with no residual value due to an increase in replacement frequency. The change was applied prospectively and resulted in an increase of RMB4,045 in depreciation expense for the year ended December 31, 2009.

(h)              Intangible Assets

Intangible assets include purchased computer software and licenses and are amortized on a straight-line basis over their estimated useful lives, which range from three to ten years.

(i)                 Impairment of Long-Lived Assets

The Group has adopted ASC 360 “Property, Plant and Equipment,” which addresses the financial accounting and reporting for the recognition and measurement of impairment losses for long-lived assets. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset group may not be recoverable. The recoverability of an asset group is based on the undiscounted future cash flows the asset group is expected to generate and recognize an impairment loss when the estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from the disposition of the asset group, if any, are less than the carrying value of the asset group. If the Group identifies an impairment, the Group reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. No impairment of long-lived assets was recognized in the years ended December 31, 2009, 2010 and 2011.

(j)                 Revenue Recognition

Online Recruitment Services Revenues

The Group provides online recruitment advertising and other technical services through its www.51job.com website. The average display period of online recruitment services normally ranges from one week to one year. Fees for its online recruitment advertisement and other technical services are recognized as revenue ratably over the display period of the contract or when services are provided, collectibility is reasonably assured, and other criteria in accordance with ASC 605 “Revenue Recognition” (“ASC 605”) are met. For a transaction involving multiple services, the Company recognizes revenue at relative fair value which is determined based on the Company’s regular selling prices charged in unbundled arrangements. Cash received in advance of services are recognized as advance from customers.

Print Advertising Revenues

The Group provides recruitment advertising services through a weekly newspaper which is distributed in various cities of the PRC. Arrangements for recruitment advertisement on the weekly newspaper are generally short-term in nature. Fees for these types of print recruitment advertising services are recognized as revenue when collectibility is reasonably assured, upon the publication of the advertisements and when other criteria in accordance with ASC 605 are met. Cash received in advance of services are recognized as advance from customers.

Other Human Resource Related Revenues

The Group also provides other value-added human resource products, such as business process outsourcing, training, campus recruitment, executive search and other services. Revenue is recognized when (i) persuasive evidence of an agreement exists, (ii) services are rendered, (iii) the sales price and terms are fixed or determinable, and (iv) the collection of the receivable is reasonably assured, as prescribed by ASC 605.

Business and Related Taxes

The Company’s subsidiaries and its VIE subsidiaries are subject to business taxes and related surcharges on the revenues earned for services provided in the PRC. The applicable rate of business taxes is 5% after certain deductions. In the consolidated statements of operations and comprehensive income, business taxes and related surcharges for revenues earned are deducted from gross revenues to arrive at net revenues.

In November 2011, the Ministry of Finance released Circular Caishui [2011] No. 111 mandating Shanghai to be the first city in China to carry out a pilot program of tax reform. Effective January 1, 2012, any entity in Shanghai under the category of “selected modern service industries” will switch from a business tax payer to a value-added tax, or VAT, payer, who is permitted to offset input VAT supported by valid VAT invoices received from vendors against its VAT liability. Some of the Company’s subsidiaries in Shanghai fall into this category and will be subject to VAT at a rate of 6% and will stop paying business tax from January 1, 2012 onwards. The Company does not expect this new VAT policy in Shanghai will have a material impact on its financial statements.

(k)              Cost of Services

Cost of services consist primarily of payroll compensation and related employee costs, printing and publishing expenses, subcontracting fees and other expenses incurred by the Group which are directly attributable to the rendering of the Group’s recruitment advertising and other human resource services.

(l)                 Sales and Marketing Expenses

Sales and marketing expenses consist primarily of the Group’s sales and marketing personnel payroll compensation and related employee costs and advertising and promotion expenses. Advertising and promotion expenses generally represent the cost of promotions to create or stimulate a positive image of the Group or a desire for the Group’s services. Advertising and promotion expenses are charged to the consolidated statements of operations when incurred and totaled RMB32,022, RMB58,332 and RMB62,371 for the years ended December 31, 2009, 2010 and 2011, respectively.

(m)           Share-Based Compensation

The Company accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation — Stock Compensation.” It requires the Company to measure at the grant date the fair value of the stock-based award and recognize compensation costs, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. Risk-free interest rates are based on U.S. Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life takes into account vesting and contractual terms, employee demographics and historical exercise behavior, which the Company believes are useful reference points. The assumption for expected dividend yield is consistent with the Company’s current policy of no dividend payout. The Company estimates expected volatility at the date of grant based on historical volatilities of the market price of its American depositary shares (“ADSs”). Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, the Company may need to revise those estimates used in subsequent periods.

For the years ended December 31, 2009, 2010 and 2011, the fair value of options granted was estimated with the following assumptions:

	2009	2010	2011
Risk-free interest rate	1.70%	0.87%-2.26%	1.58%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	60%	50%	48%
Weighted average of fair value per option at grant date	RMB12.70	RMB24.96	RMB70.26

(n)              Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(o)              Taxation

The Company accounts for income taxes under the liability method. Under this method, deferred income taxes are recognized for the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities by applying enacted statutory rates applicable to future years in which the differences are expected to reverse. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax assets will not be realized.

The Company adopted ASC 740-10-25 “Income Taxes — Overall — Recognition” to account for uncertainties in income taxes effective January 1, 2007. The Company has elected to classify interest and penalties related to an uncertain tax position, if any and when required, as general and administrative expenses. As of December 31, 2010 and 2011, the Company did not have any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

(p)              Statutory Reserves

With the exception of Tech JV which is 50% owned by 51net, a British Virgin Islands company, and Wang Ju which is majority owned by 51net HR, a Cayman Islands company, the Group’s subsidiaries and VIE subsidiaries incorporated in the PRC are required on an annual basis to allocate at least 10% of their after-tax profit, after the recovery of accumulated deficit to the statutory common reserve. The amount of allocation is calculated based on an entity’s after-tax profit shown in its statutory financial statements which are prepared in accordance with PRC accounting standards and regulations until the reserve has reached 50% of the registered capital of each company. Once the total statutory common reserve fund reaches 50% of the registered capital of the respective companies, further appropriations are discretionary. The statutory common reserve fund is not distributable to shareholders except in the event of liquidation. Since 2008, the statutory common reserve fund for more than half of the Company’s subsidiaries and VIE subsidiaries incorporated in the PRC had reached 50% of the registered capital of the respective companies. As a result, no appropriations were made by these entities to their respective statutory reserve funds in the years ended December 31, 2009, 2010 and 2011. With the exception of a few entities, all remaining subsidiaries whose total statutory common reserve fund had not reached 50% of its respective registered capital had accumulative losses as of December 31, 2009, 2010 and 2011. As a result, these entities did not make appropriations to their statutory reserve funds in the years ended December 31, 2009, 2010 and 2011. During the years ended December 31, 2009, 2010 and 2011, the Group’s subsidiaries made total appropriations to their statutory common reserve fund in the amount of RMB364, RMB250 and RMB521, respectively. During the year ended December 31, 2010, the Group also made a reversal of RMB546 from the common statutory common reserve fund to retained earnings due to the closure of two subsidiaries. The statutory common reserve funds of these two subsidiaries were distributed to their respective shareholders, which are ultimately held by the Group. No reversal of the statutory common reserve fund was made in the years ended December 31, 2009 and 2011.

In addition, the Group’s subsidiaries and VIE subsidiaries incorporated in the PRC may, at the discretion of its board of directors, on an annual basis set aside the statutory common welfare fund, which can be used for staff welfare of the Group. The Group’s subsidiaries made total appropriations to their statutory common welfare fund of RMB57, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively. During the year ended December 31, 2010, the Group also made a reversal of RMB261 from the statutory common welfare fund to retained earnings due to the closure of two subsidiaries. The statutory common welfare funds of these two subsidiaries were distributed to their respective shareholders, which are ultimately held by the Group. No reversal of the statutory common welfare fund was made in the years ended December 31, 2009 and 2011.

Appropriations to the statutory common reserve fund and the statutory common welfare fund are accounted for as a transfer from retained earnings to the statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to any restricted accounts, and the Group does not do so. These reserves are not distributable as cash dividends.

(q)              Dividend

Dividends are recognized when declared. PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries and VIE subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. See Note 2(p). Aggregate net assets of the Company’s PRC subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations were approximately RMB518,158 and RMB516,288, or 31.3% and 24.5% of total consolidated net assets, as of December 31, 2010 and 2011, respectively. However, the PRC subsidiaries may transfer such net assets to the Company by other means, including through royalty and trademark license agreements or certain other contractual agreements, at the discretion of the Company without third party consent. Condensed parent company data is contained in Financial Statement Schedule I.

(r)                Earnings Per Share

In accordance with ASC 260 “Earnings Per Share,” basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares consist of the common shares issuable upon the exercise of outstanding share options (using the treasury stock method).

(s)                Fair Value Measurement

Effective January 1, 2008, the Company adopted ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value, and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (i) market approach; (ii) income approach; and (iii) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(t)                 Segment Reporting

Based on the criteria established by ASC 280 “Segment Reporting,” the Company currently operates and manages its business as a single operating and single reportable segment. The Company primarily generates its revenues from customers in the PRC, and assets of the Company are also located in PRC. Accordingly, no geographical segments are presented.

(u)              Stock Repurchase

When the Company’s common shares are repurchased for retirement, the excess of cost over par value is charged entirely to additional paid-in capital, limited to additional paid-in capital of the same issue being retired.

(v)               Comprehensive Income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income mainly consists of cumulative foreign currency translation adjustments.

(w)            Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This ASU is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-04 to have a material impact on its financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards is not expected to have an impact on the Company’s financial statements.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

3.      ACCOUNTS RECEIVABLE

	2010	2011
	RMB	RMB
Accounts receivable	35,351	45,730
Less: Allowance for doubtful accounts	(1,965)	(2,022)
	33,386	43,708

The movement of allowance for doubtful accounts is analyzed as follows:

	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of period	2,783	2,620	1,965
Additions	1,075	—	801
Reversals	—	(28)	—
Write-offs	(1,238)	(627)	(744)
Balance at end of period	2,620	1,965	2,022

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

4.      PREPAYMENTS AND OTHER CURRENT ASSETS

	2010	2011
	RMB	RMB
Rental and other deposits	2,931	742
Prepayments for rental and others	6,628	8,062
Employee advances	3,138	3,069
Payments made on behalf of customers	47,660	153,271
Prepaid insurance premium	1,945	1,040
Interest income receivable	4,399	25,192
Prepaid business tax	7,504	7,451
Others	1,051	1,009
Total	75,256	199,836

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.      PROPERTY AND EQUIPMENT

	2010	2011
	RMB	RMB
Land and building	193,767	193,767
Leasehold improvements	12,778	11,462
Electronic equipment	80,417	84,074
Furniture and fixtures	10,276	10,148
Motor vehicles	4,764	4,088
Other assets	9,109	11,317
Less: Accumulated depreciation	(108,412)	(122,736)
Net book value	202,699	192,120

Depreciation expense was RMB28,877, RMB27,326 and RMB26,389 for the years ended December 31, 2009, 2010 and 2011, respectively. Loss due to disposal of fixed assets was RMB94, RMB61 and RMB141 for the years ended December 31, 2009, 2010 and 2011, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
INTANGIBLE ASSETS

6.      INTANGIBLE ASSETS

	2010	2011
	RMB	RMB
Computer equipment software	19,290	20,353
Acquired training licenses	3,522	3,522
Less: Accumulated amortization	(18,007)	(19,585)
Net book value	4,805	4,290

Amortization expense was RMB2,314, RMB2,061 and RMB1,615 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Company will record estimated amortization expenses of RMB1,472, RMB1,454, RMB927, RMB372 and RMB65 for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

7.      OTHER PAYABLES AND ACCRUALS

	2010	2011
	RMB	RMB
Professional service fees	3,804	3,553
Office expenses	3,926	5,969
Deposit from customers	6,617	27,064
Revenue from newspaper sales collected on behalf of newspaper contractors	495	357
Payables to employees related to net proceeds from share options exercised	34,735	3,414
Others	914	436
Total	50,491	40,793

TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION
TAXATION

8.      TAXATION

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries that are incorporated in Cayman Islands are not subject to tax on income or capital gain. In addition, upon payments of dividends by those companies to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of British Virgin Islands, the Company’s subsidiary that is incorporated in British Virgin Islands is not subject to tax on income or capital gain. In addition, upon payments of dividends by that company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiary that is incorporated in Hong Kong is subject to Hong Kong profits tax at a rate of 16.5% on its assessable profit.

China

In March 2007, the National People’s Congress enacted the Enterprise Income Tax Law of the People’s Republic of China (“EIT Law”) effective January 1, 2008. The EIT Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign-invested enterprises. However, the EIT Law provides a five-year transitional period for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws, to gradually increase their rates to 25%. Under this grandfather provision, the Group’s entities of Wang Jin Information Technology (Shanghai) Co., Ltd., Wang Ju, Tech JV and Wang Cai AdCo incorporated in Shanghai’s Pudong area, and the branches of Tech JV and Wang Cai AdCo located in Shenzhen were subject to an enterprise income tax (“EIT”) rate of 18% in 2008, 20% in 2009, 22% in 2010 and 24% in 2011, which is to be increased to 25% in 2012.

In December 2009, Tech JV was designated by relevant local authorities in Shanghai as a “High and New Technology Enterprise” under the EIT Law, which is subject to a preferential tax rate of 15% through 2011. Therefore, Tech JV’s tax rate in 2009 decreased from 20% to 15% in Shanghai and Shenzhen, and from 25% to 15% in other localities, effective retroactively as of January 1, 2009. Tech JV is entitled to a preferential 15% tax rate as long as it maintains the required qualifications, which is subject to review every three years. Such preferential tax rate for Tech JV expired at the end of 2011, and Tech JV’s entitlement to the 15% EIT rate starting from 2012 is subject to this entity’s application and the approval from the local tax authority.

The EIT Law also imposes a 10% withholding income tax (“WHT”) for dividends declared out of the profits earned after January 1, 2008 by a foreign investment enterprise (“FIE”) to its immediate holding company outside China. For certain treaty jurisdictions such as Hong Kong which has signed tax treaties with the PRC, the WHT rate is 5%. Since the Company intends to permanently reinvest earnings to further expand its businesses in mainland China, its FIEs do not intend to declare dividends to its immediate foreign holding entities in the foreseeable future. Accordingly, as of December 31, 2011, the Company has not recorded any withholding tax on the retained earnings of its FIEs in China.

Composition of Income Tax Expense

Income (loss) before income tax expense for the years ended December 31, 2009, 2010 and 2011 were taxed within the following jurisdictions:

	2009	2010	2011
	RMB	RMB	RMB
PRC entities	174,326	322,428	526,236
Non-PRC entities	(29,609)	(30,686)	(58,672)
Total	144,717	291,742	467,564

The current and deferred portion of income tax expense included in the consolidated statement of operations for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	RMB	RMB	RMB
Current income tax expense
PRC entities	34,464	58,101	84,936
Non-PRC entities	—	—	—
Total	34,464	58,101	84,936
Deferred income tax benefit
PRC entities	(2,259)	(1,020)	(3,880)
Non-PRC entities	—	—	—
Total	(2,259)	(1,020)	(3,880)
Income tax expense
PRC entities	32,205	57,081	81,056
Non-PRC entities	—	—	—
Total	32,205	57,081	81,056

Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

Reconciliation between the statutory EIT rate in the PRC and the Group’s effective tax rate for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(8)%	(8)%	(10)%
Non-deductibility of expenses incurred outside the PRC	5%	3%	3%
Other permanent differences	1%	1%	—
Reversal of valuation allowance	(1)%	(1)%	(1)%
Effective EIT rate of the Group	22%	20%	17%

Tax holidays, as included in the reconciliation table above and the tabular disclosure below, specifically refer to the preferential tax rate for Tech JV described for certain entities in the “China” section of this Note. The aggregate amount and per share effect of the tax holidays for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	10,786	23,675	46,225
Basic common share effect	0.19	0.43	0.81
Diluted common share effect	0.19	0.42	0.78

Significant components of deferred tax assets and liabilities as of December 31, 2010 and 2011 are as follows:

	2010	2011
	RMB	RMB
Deductible temporary differences related to other payables and accruals	6,404	10,536
Deductible temporary differences related to provision for doubtful accounts	426	506
Total current deferred tax assets	6,830	11,042
Less: Valuation allowance	(81)	—
Net current deferred tax assets	6,749	11,042
Tax loss carryforwards	1,527	640
Total non-current deferred tax assets	1,527	640
Less: Valuation allowance	(1,417)	(554)
Net non-current deferred tax assets	110	86
Total deferred tax assets	6,859	11,128
Taxable temporary differences related to depreciation period	(1,583)	(1,972)
Total non-current deferred tax liabilities	(1,583)	(1,972)
Total deferred tax liabilities	(1,583)	(1,972)

As of December 31, 2010 and 2011, valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not be realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Group will not be able to utilize certain tax loss carryforwards generated by certain subsidiaries or VIE subsidiaries. As those entities continue to generate tax losses and tax planning strategies are not available to utilize those tax losses in other group companies, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2009, 2010 and 2011 when the Group generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent the Group from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. In the PRC, tax loss carryforwards generally expire after five years. Tax loss carryforwards in the amount of RMB350 as of December 31, 2011 will expire beginning 2014.

The following represents a roll-forward of the valuation allowance for each of the years:

	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of period	2,100	2,140	1,498
Additions	492	5	—
Reversals	(452)	(647)	(944)
Balance at end of period	2,140	1,498	554

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

9.      SHARE-BASED COMPENSATION

In September 2000, the Company adopted a share option plan (“2000 Option Plan”) which provides for the issuance of up to 4,010,666 common shares. The total number of common shares reserved under the 2000 Option Plan was increased to 5,530,578 in February 2004 and to 7,530,578 in July 2006. On April 30, 2009, the Company adopted a new share option plan (“2009 Option Plan”). The 2009 Option Plan provides for the issuance of up to 5,000,000 common shares. The total number of common shares reserved under the 2009 Option Plan was increased to 10,000,000 in December 2011. Under the option plans, the directors may, at their discretion, issue share options to purchase the Company’s common shares to any senior executives, directors, employees or consultants of the Group. The share options are granted at the fair market value of the common shares at the date of grant and can be exercised within six years from the date of grant.

The following table summarizes the Company’s share option activities for the year ended December 31, 2011:

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2011	3,756,450	US$	7.75
Granted	1,720,464	US$	28.72
Exercised	(511,392)	US$	8.06
Forfeited	(44,180)	US$	11.68
Outstanding at December 31, 2011	4,921,342	US$	15.01	3.79	US$	42,603
Vested and expected to vest at December 31, 2011	4,668,480	US$	14.87	3.75	US$	40,775
Exercisable at December 31, 2011	2,189,936	US$	8.50	2.61	US$	27,937

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2011 and the exercise price for in-the-money options.

The total intrinsic value of options exercised for the three years ended December 31, 2009, 2010 and 2011 was RMB4,717, RMB120,424 and RMB41,546 (US$6,601), respectively.

As of December 31, 2011, there was RMB125,790 (US$19,986) of unrecognized share-based compensation cost related to non-vested share options. That deferred cost is expected to be recognized over a weighted average vesting period of 3.12 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different from the expectation. For the year ended December 31, 2011, total cash received from the exercise of share options amounted to RMB26,560 (US$4,220).

A summary of non-vested share option activity for the year ended December 31, 2011 is presented below:

	Number of shares	Weighted average grant-date fair value
Non-vested at January 1, 2011	2,229,302	US$	3.30
Granted	1,720,464	US$	28.72
Vested	(1,174,180)	US$	3.93
Forfeited	(44,180)	US$	4.79
Non-vested at December 31, 2011	2,731,406	US$	7.96
Expected to vest at December 31, 2011	2,478,544	US$	8.06

There were no capitalized share-based compensation costs for the years ended December 31, 2009, 2010 and 2011. Share-based compensation expense with respect to the share option plans recognized during the years ended December 31, 2009, 2010 and 2011, totaled RMB27,020, RMB23,962 and RMB37,974 (US$6,034), respectively. The total fair value of share options vested during the year ended December 31, 2009, 2010 and 2011 was RMB29,297, RMB21,153 and RMB29,059 (US$4,617), respectively.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

10.    EMPLOYEE BENEFITS

The full-time employees of the Company’s subsidiaries and VIE subsidiaries that are incorporated in the PRC are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits. These companies are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and make contributions to the state-sponsored welfare, pension and medical plans out of the amounts accrued for these benefits. The total amounts charged to the consolidated statements of operations for such employee benefits amounted to RMB58,932, RMB64,684 and RMB83,985 for the years ended December 31, 2009, 2010 and 2011, respectively. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees.

RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTION
RELATED PARTY TRANSACTION

11.    RELATED PARTY TRANSACTION

In August 2007, the Company entered into a cooperation agreement with Recruit, which is a shareholder of the Company, to form a new company under Area Link to provide coupon advertising services in China. Under the agreement as amended in August 2009, the Company may provide up to RMB32,800 in financing to Area Link for the coupon company and has the ability to acquire up to 40% of Area Link’s share capital. The Company did not provide financing to Area Link for the years ended December 31, 2009, 2010 and 2011. As of December 31, 2011, total investment in Area Link was RMB15,081, for which full impairment provision was provided. See Note 2(f).

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

12.    EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2009, 2010 and 2011 as follows:

	2009	2010	2011
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income	112,512	234,661	386,508
Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	55,559,252	55,485,256	56,754,240
Effect of dilutive share options	209,614	1,329,247	2,313,184
Denominator for diluted earnings per share	55,768,866	56,814,503	59,067,424
Basic earnings per share	2.03	4.23	6.81
Diluted earnings per share	2.02	4.13	6.54

The Company excluded outstanding share options of 3,688,627 in 2009, 1,341,778 in 2010 and 1,294,660 in 2011 from the calculation of diluted earnings per common share because the exercise prices of these share options were greater than or equal to the average market value of the common shares. These options could be included in the calculation in the future if the average market value of the common shares increases and is greater than the exercise price of these options.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13.    COMMITMENTS AND CONTINGENCIES

Publication Fee and Operating Lease Commitments

The Group has entered into non-cancelable agreements with initial or remaining terms in excess of one year for the publication of 51job Weekly, the rental and property management of office premises and for the lease of office equipment. Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming years are as follows:

	Publication fees	Operating lease – Office premises	Operating lease – Others	Total
	RMB	RMB	RMB	RMB
2012	25,414	25,126	3,389	53,929
2013	20,426	17,911	1,035	39,372
2014	—	3,916	177	4,093
2015	—	886	—	886
	45,840	47,839	4,601	98,280

Rental expenses for the years ended December 31, 2009, 2010 and 2011 were RMB34,501, RMB33,204 and RMB37,042, respectively.

Contractual Purchase Obligations

The Group’s contractual purchase obligations consist of agreements to purchase advertising services from outdoor and Internet media companies. Future minimum payments with respect to these agreements for the twelve months ending December 31, 2012 are RMB4,658.

Contingencies

There are uncertainties regarding the legal basis of the Group’s ability to operate the Internet content service. Although the PRC has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries as well as certain sectors of the human resource service industries remain highly regulated. Not only are restrictions currently in place, but also regulations are unclear regarding in what specific segments of these industries companies with foreign investors, including the Company, may operate. Therefore, the Group might be required to limit the scope of its operations in the PRC, and this could have an adverse effect on the Group’s financial position, results of operations and cash flows.

Tech JV obtained an advertising license in May 2000, when Tech JV was a 98% foreign owned entity, and a license to conduct human resource services in September 2002, when Tech JV was a 99% foreign owned entity. During the period from the date Tech JV acquired these licenses to the Group’s restructuring in May 2004, Tech JV and its licensed PRC subsidiaries conducted all of the advertising and human resource related services. Following the acquisition of these licenses and commencing these operations, the PRC government enacted laws limiting foreign ownership in entities conducting advertising and human resource related services. The PRC government has permitted 100% foreign ownership of advertising businesses since December 2005 and has limited the foreign ownership of human resource services companies to no more than 70% since August 2006.

The PRC government has not published an official ruling with respect to the status of foreign ownership arrangements that were established prior to the enactment of these limitations and which may be above these limitations. Prior to the restructuring in May 2004, the ownership percentage of Tech JV was above the maximum foreign ownership permitted for an entity conducting advertising and human resource operations. In addition, there is uncertainty regarding the regulation of PRC subsidiaries in which subsidiaries of foreign owned PRC entities invest, such as the subsidiaries of AdCo which are engaged in advertising businesses. The PRC government may determine that the Group’s ownership structure was inconsistent with or insufficient for the proper operation of the Group’s businesses, or that the Group’s business licenses or other approvals were not properly issued or not sufficient.

In the opinion of management with the advice of outside counsel, the likelihood of loss in respect of the Group’s current or past ownership structure is remote.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

14.    FINANCIAL INSTRUMENTS

Financial instruments of the Group are primarily comprised of cash, restricted cash, short-term investments, receivables, long-term investments and payables. In accordance with ASC 820, cash, restricted cash, accounts receivable and payables are classified within Level 1 and their carrying values approximated their estimated fair values due to the short-term maturities of these instruments. Short-term investments, which consist of certificates of deposits, are classified within Level 1 and the carrying values approximated their estimated fair values because such deposits bear market interest rates. Long-term investments consist of non-interest bearing loans to Area Link, for which full impairment provision was provided in the year ended December 31, 2011. See Note 2(f).

CERTAIN RISKS AND CONCENTRATION	12 Months Ended
Dec. 31, 2011
CERTAIN RISKS AND CONCENTRATION
CERTAIN RISKS AND CONCENTRATION

15.    CERTAIN RISKS AND CONCENTRATION

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash, restricted cash, short-term investments and receivables. As of December 31, 2010 and 2011, the Group’s cash, restricted cash and short-term investments were held in major financial institutions located in the PRC, Hong Kong and the United States which management believes are of high credit quality. As of December 31, 2011, the Company had approximately RMB1,912,594 (US$303,881) in cash and certificates of deposit in the PRC, which constitute about 93% of total cash, restricted cash and short-term investments. Approximately 62% of the Company’s total cash, restricted cash and short-term investments were held at a branch of Bank of Nanjing in Shanghai, PRC.

Receivables are typically unsecured and denominated in RMB, and are derived from revenues earned from operations or from payments made on behalf of certain customers arising in the PRC. Management believes credit risk on receivables is moderate due to the diversity of its services and customers.

The Group’s sales and purchase and expense transactions are generally denominated in RMB and a significant portion of the Group’s liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China.

The Group is subject to regulatory risks, which include the interpretation of current tax laws, the legality of its corporate structure and the scope of its operations in the PRC, which may result in limitations on the Group’s ability to conduct business in the PRC. In addition, the Group conducts some of its operations in China through VIEs and consolidates them pursuant to a series of contractual arrangements. If the contractual arrangements establishing the VIE structure are found to be in violation of any existing or future PRC laws or regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, among others, imposing penalties which may cause the Group to lose its rights to direct the activities of and receive economic benefits from its VIEs, which in turn may restrict the Group’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIEs. If the PRC government finds that these contractual arrangements do not comply with applicable laws and regulations, it may require the Group to restructure its operations entirely. The Group’s business, operating results and financial condition could also be materially and adversely affected by significant political, economic and social uncertainties in the PRC.

No individual customer accounted for more than 10% of net revenues during the years ended December 31, 2009, 2010 and 2011. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2010 and 2011.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I

51JOB, INC.

CONDENSED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

	Note	2009	2010	2011	2011
		RMB	RMB	RMB	US$ (Note 4)
		(in thousands)

Net revenues		—	—	—	—
Cost of services		—	—	—	—
Gross profit		—	—	—	—
Total operating expenses		(28,760)	(24,434)	(39,142)	(6,219)
Loss from operations		(28,760)	(24,434)	(39,142)	(6,219)
Equity in profit of subsidiary companies, net	1	141,198	265,623	445,948	70,854
Loss from impairment of long-term investments		—	—	(15,081)	(2,396)
Loss from foreign currency translation		(215)	(6,673)	(7,898)	(1,255)
Interest income		376	260	3,996	635
Other expense		(87)	(115)	(1,315)	(209)
Income before income tax expense		112,512	234,661	386,508	61,410
Income tax expense		—	—	—	—
Net income		112,512	234,661	386,508	61,410

CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2010 AND 2011

	Note	2010	2011	2011
		RMB	RMB	US$ (Note 4)
		(in thousands, except share and per share data)
ASSETS

Current assets:
Cash		243,229	40,874	6,494
Restricted cash		34,411	4,263	677
Short-term investments	3	—	126,018	20,022
Receivables due from related parties	2	3,350	99,817	15,860
Prepayments and other current assets		44	3,736	594

Total current assets		281,034	274,708	43,647

Long-term receivables due from related parties	2	318,403	318,403	50,589
Long-term investments	3	15,433	—	—
Investment in subsidiaries	1	1,080,281	1,526,229	242,493

Total non-current assets		1,414,117	1,844,632	293,082

Total assets		1,695,151	2,119,340	336,729

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Due to related parties	2	4,773	9,123	1,450
Other payables and accruals		35,522	4,642	737

Total current liabilities		40,295	13,765	2,187

Total liabilities		40,295	13,765	2,187

Shareholders’ equity:

Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 56,473,949 and 56,981,341 shares issued and outstanding as of December 31, 2010 and 2011, respectively)		47	47	7
Additional paid-in capital		997,933	1,061,819	168,706
Accumulated other comprehensive income		1,313	1,638	260
Retained earnings, including statutory reserves		655,563	1,042,071	165,569

Total shareholders’ equity		1,654,856	2,105,575	334,542

Total liabilities and shareholders’ equity		1,695,151	2,119,340	336,729

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

	2009	2010	2011	2011
	RMB	RMB	RMB	US$ (Note 4)
	(in thousands)

Net cash provided by (used in) operating activities	1,693	239	(93,563)	(14,866)
Net cash used in investing activities	—	—	(126,018)	(20,022)
Net cash provided by (used in) financing activities	(42,249)	71,849	25,912	4,117
Effect of foreign exchange rate changes on cash	(215)	(6,125)	(8,686)	(1,380)
Net increase (decrease) in cash	(40,771)	65,963	(202,355)	(32,151)
Cash, beginning of year	218,037	177,266	243,229	38,645
Cash, end of year	177,266	243,229	40,874	6,494

NOTES TO THE CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(Amounts expressed in thousands of RMB and US$ unless otherwise stated)

1.      BASIS OF PRESENTATION

The condensed financial statements of 51job, Inc. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America except for accounting of the Company’s subsidiaries and certain footnote disclosures as described below.

The Company is generally a holding company of certain subsidiaries and variable interest entities (collectively “Subsidiaries”). The Company records it investment in its Subsidiaries under the equity method of accounting as prescribed in Accounting Standards Codification 323 “Investments — Equity Method and Joint Ventures.” Such investment is presented on the balance sheet as “Investment in subsidiaries” and 100% of the Subsidiaries’ profit or loss as “Equity in profit of subsidiary companies, net” on the statement of operations.

The Subsidiaries did not pay any dividend to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

2.      RELATED PARTY BALANCES

Balances with related parties for the periods indicated are as follows:

	2010	2011
	RMB	RMB
Receivables due from related parties:
51net HR	722	716
51net Beijing	50	75
51net.com Inc.	2,578	99,026
	3,350	99,817
Long-term receivables due from related parties:
51net.com Inc.	318,403	318,403
	321,753	418,220
Due to related parties:
Qianjin Network Information Technology (Shanghai) Co., Ltd.	713	814
Shanghai Qianjin Advertising Co., Ltd.	4,060	8,309
	4,773	9,123

The amounts due from 51net.com Inc. relate to cash payments made by the Company to 51net.com Inc. for investment in the Company’s PRC entities. The amounts are unsecured, non-interest bearing and have no definite terms.

3.      INVESTMENTS

Short-term investments consist of certificates of deposit with original maturities between three months and one year.

Long-term investments consist of non-interest bearing loans provided to Area Link Co., Ltd. (“Area Link”), which is the holding company of a coupon advertising services company in China, in 2007 and 2008. Area Link is affiliated with Recruit Co., Ltd., a shareholder of the Company. The Company determined that the carrying value of these investments was not recoverable and recognized a loss from impairment totaling RMB15,081 for the year ended December 31, 2011. No impairment losses were recorded during the years ended December 31, 2009 and 2010.

4.      FOREIGN CURRENCIES

The unaudited United States dollar (“US$”) amounts disclosed in the financial statement are presented solely for the convenience of the readers. Translations of amounts from Renminbi (“RMB”) into United States dollars for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.2939 on December 30, 2011, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2011, or at any other rate.